     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       NOVEMBER 12, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 11, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2002
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                          [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Staro Asset Management, L.L.C.
Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Colin M. Lancaster
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster            St. Francis, Wisconsin      December 4, 2003
----------------------------    --------------------------    ------------------
         (Signature)            (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           14

Form 13F Information Table Value Total:      $156,301
                                             ------------------
                                                    (thousands)

List of Other Included Managers:             None

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                                                                 FORM 13F
                                                            INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
          Column 1:                 Column 2:  Column 3:  Column 4:           Column 5:         Column 6: Column 7:    Column 8:
                                                                     -------------------------
           Name of:                 Title of     CUSIP               Shares or  Shares/  Put/  Investment   Other   Voting Authority
                                                                                                                    ----------------
           Issuer                     Class      Number     Value    Principal Prn. Amt. Call  Discretion  Managers Sole Shared None
                                                          (X$1000)    Amount
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                            Common    001957109   $   510     42,474    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Canada Inc                      Common    00207Q202   $15,952    497,400    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp                         Common    200300200   $ 6,519    312,500    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Co                         Common    256605106   $   726     25,000    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Dreyer's Grand Ice Cream Inc         Option    261878952   $     0        260            Put      Sole               X
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs                         Common    370442832   $ 2,146    234,500    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Gucci Group NV                       Common    401566104   $ 2,110     25,000    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Hershey Foods Corp                   Common    427866108   $ 6,137     98,900    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals Inc              Common    448924100   $   276     30,518    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Nortek Inc                           Common    656559101   $ 3,803     87,900    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                       Common    71713U102   $   778     20,000    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Reader's Digest Association Inc/The  Common    755267200   $   350     18,900    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
TRW Inc                              Common    872649108   $26,640    455,000    SH               Sole               X
------------------------------------------------------------------------------------------------------------------------------------
TRW Inc                              Option    872649908   $90,354     15,432            Call     Sole               X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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